Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2016
Advances to suppliers
Schedule of outstanding prepayments, net of any allowance to individual suppliers in excess of 10% of total prepayments to suppliers
	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Supplier A (third party)	229,586	143,962
Supplier B (third party)	106,799	50,200
Supplier C (third party)	43,011	38,591

Schedule of allowance for advances to supplier

	As of December 31,	As of December 31,	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	72,327	129,307	125,799
Allowance made during the year *	63,331	1,045	—
Recoveries	(6,351)	—	—
Written off *	—	(4,553)	(105,082)

Balance at end of the year	129,307	125,799	20,717

* As of December 31, 2014, full provision of RMB 63,331 was provided against the prepayment made to Hemlock under the Original Supply Agreement, as management could not conclude that such amount is recoverable. As of December 31, 2016, the Company wrote off this reserve against the asset, with no income statement impact, due to the settlement of Hemlock dispute (Refer to Note 26 Commitments and Contingencies). In addition, a supplier named General Silicon Solar Energy Electricity (Kunshan) Ltd. was closed as a result of bankruptcy in 2016. Full provision of RMB 35,839 and the gross balance of the prepayment were written off as of December 31, 2016.